                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, Inc. *
          --------------------------------------
Address:  Two Copley Place
          --------------------------------------
          Boston, MA 02116
          --------------------------------------

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
          --------------------------------------------------
Title:    Vice President
          --------------------------------------------------
Phone:    (617) 572-3000
          --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Michele May                      Boston, MA         2/14/01
       ---------------------------          -------------       -------

*Brookside Capital Investors, Inc. is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
                                          -----------

Form 13F Information Table Entry Total:           79
                                          -----------

Form 13F Information Table Value Total:   $1,431,900
                                          -----------
                                          (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number     Name

      1        28-_________________     Brookside Capital Partners Fund, L.P.
     ---                                -------------------------------------

      2        28-_________________     Brookside Capital Investors, L.P.
     ---                                -------------------------------------

                     BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                   Form 13F Information Table as of 12/31/00

                                                                  Shares or        Value    Investment   Other     Voting Authority
Name of Issuer                         Title of Class   Cusip     PRN Amount      (x$1000)  Discretion  Managers  Sole  Shared  None
ABBOTT LABORATORIES                    COM              002824100     68,600   SH    3,323    SOLE                  X
ACE LTD                                ORD              G0070K103    700,000   SH   29,706    SOLE                  X
ACTUANT CORP.                          CL A             00508X104  1,283,500   SH    3,851    SOLE                  X
ADELPHIA COMMUNICATIONS CORP.          CL A             006848105  1,282,100   SH   66,188    SOLE                  X
ADVANCED NEUROMODULATION SYSTEMS, INC  COM              00757T101    324,200   SH    6,606    SOLE                  X
AMAZON.COM, INC.                       COM              023135106    369,600   SH    5,752    SOLE                  X
AMDOCS LTD.                            ORD              G02602103     99,800   SH    6,612    SOLE                  X
ANTEC CORP.                            COM              03664P105     54,000   SH      427    SOLE                  X
APW LTD.                               COM              G04397108  1,991,500   SH   67,213    SOLE                  X
ARADIGM CORP.                          COM              038505103    283,200   SH    4,142    SOLE                  X
BALLYS TOTAL FITNESS HOLDINGS CORP.    COM              05873K108  1,182,900   SH   40,071    SOLE                  X
BEA SYSTEMS, INC.                      COM              073325102  1,293,900   SH   87,096    SOLE                  X
CABLEVISION SYSTEMS CORP               CL A             12686C109    512,500   SH   43,530    SOLE                  X
CHOICE POINT, INC.                     COM              170388102    381,500   SH   25,012    SOLE                  X
CIRCLE.COM                             COM              832914204    456,000   SH      257    SOLE                  X
COMPUCREDIT CORP.                      COM              20478N100    257,400   SH    4,665    SOLE                  X
CORVAS INTERNATIONAL, INC.             COM              221005101    301,000   SH    4,327    SOLE                  X
DOLLAR TREE STORES, INC.               COM              256747106    909,500   SH   22,283    SOLE                  X
DOUBLECLICK, INC.                      COM              258609304  1,628,000   SH   17,908    SOLE                  X
DURECT CORP.                           COM              266605104  3,990,514   SH    1,740    SOLE                  X
E PIPHANY, INC.                        COM              26881V100    155,350   SH    8,379    SOLE                  X
ELOYALTY CORP.                         COM              290151109  3,188,900   SH   20,628    SOLE                  X
EMISPHERE TECHNOLOGIES, INC.           COM              291345106    500,000   SH   12,500    SOLE                  X
ENCORE WIRE CORP.                      COM              292562105    297,200   SH    1,727    SOLE                  X
EPRISE CORP.                           COM              294352109  1,273,237   SH    1,949    SOLE                  X
FAIRCHILD SEMICONDUCTOR INTL.          CL A             303726103  1,499,900   SH   21,655    SOLE                  X
FIRSTAR CORP                           COM              33763V109  1,750,000   SH   40,688    SOLE                  X
FEDERAL HOME LN MTG CORP               COM              313400301  2,300,000   SH  158,413    SOLE                  X
GREY GLOBAL GROUP, INC.                COM              39787M108     43,679   SH   28,391    SOLE                  X
HOMESTORE COM, INC.                    COM              437852106    586,300   SH   11,799    SOLE                  X
HOST MARRIOT CORP                      COM              44107P104    100,000   SH    1,294    SOLE                  X
INFORMATICA CORP.                      COM              45666Q102     78,800   SH    3,118    SOLE                  X
INSPIRE PHARMACEUTICALS INC.           COM              457733103     96,900   SH    2,525    SOLE                  X
INTERMUNE PHARMACEUTICALS, INC.        COM              45885b100    349,200   SH   12,236    SOLE                  X
INTERPUBLIC GROUP OF COMPANIES, INC.   COM              460690100    360,900   SH   15,361    SOLE                  X
INTERSHOP COMM. AG ADRS                ADR              46069W100        500   SH        8    SOLE                  X
INTIMATE BRANDS, INC                   CL A             461156101    443,400   SH    6,651    SOLE                  X
INVITROGEN CORP.                       COM              46185R100    427,200   SH   36,899    SOLE                  X
IONA TECHNOLOGIES PLC                  ADR              46206p109     26,500   SH    1,776    SOLE                  X
ISPAT INTERNATIONAL NV                 CL A             464899103    621,600   SH    1,399    SOLE                  X
KOSAN BIOSCIENCES, INC.                COM              50064W107     49,400   SH      519    SOLE                  X
LEXMARK INTERNATIONAL                  CL A             529771107  2,565,900   SH  113,701    SOLE                  X
AT&T CORP. - LIBERTY MEDIA CORP        CL A             001957208  1,686,400   SH   22,872    SOLE                  X
MANOR CARE, INC.                       COM              564055101    509,300   SH   10,504    SOLE                  X
MATRIX PHARMACEUTICAL, INC.            COM              576844104    215,300   SH    3,687    SOLE                  X
MECATOR SOFTWARE INC                   COM              587587106  2,809,100   SH   15,099    SOLE                  X
MICRO THERAPEUTICS, INC.               COM              59500W100    260,000   SH    1,219    SOLE                  X
NEXTEL COMMUNICATIONS, INC.            CL A             65332V103    500,000   SH   12,375    SOLE                  X
NOVEN PHARMACEUTICALS, INC.            COM              670009109    309,800   SH   11,579    SOLE                  X
OMNICOM GROUP, INC                     COM              681919106     17,600   SH    1,459    SOLE                  X
OPEN MARKET, INC.                      COM              68370M100  1,264,800   SH    1,383    SOLE                  X
OSI PHARMACEUTICALS, INC.              COM              671040103     80,000   SH    6,410    SOLE                  X
PHYSIOMETRIX, INC.                     COM              718928104    213,600   SH    3,404    SOLE                  X
PORTAL SOFTWARE, INC.                  COM              736126103    291,000   SH    2,283    SOLE                  X
PRAECIS PHARMACEUTICALS, INC.          COM              739421105    130,000   SH    3,803    SOLE                  X
PROVIDIAN FINANCIAL CORP.              COM              74406A102  1,300,000   SH   74,750    SOLE                  X
PSS WORLD MEDICAL, INC.                COM              69366A100  2,283,100   SH   11,416    SOLE                  X
RADIAN GROUP, INC.                     COM              750236101    150,000   SH   11,259    SOLE                  X
RITA MEDICAL SYSTEMS, INC.             COM              76774E103    325,000   SH    2,763    SOLE                  X
RYERSON TULL, INC.                     COM              78375P107    391,958   SH    3,234    SOLE                  X
SEARS ROEBUCK & CO.                    COM              812387108     43,000   SH    1,494    SOLE                  X
SIEBEL SYSTEMS, INC.                   COM              826170102    546,300   SH   36,944    SOLE                  X
SILGAN HOLDINGS, INC.                  COM              827048109  1,135,150   SH   10,216    SOLE                  X
SPRINT CORP (PCS GROUP)                COM              852061506    700,000   SH   14,306    SOLE                  X
STAPLES, INC.                          COM              855030102  3,087,400   SH   36,470    SOLE                  X
STEEL DYNAMICS, INC.                   COM              858119100  1,845,000   SH   20,295    SOLE                  X
TECH DATA CORP.                        COM              878237106    988,100   SH   26,725    SOLE                  X
TECHNOLOGY SOLUTIONS CO                COM              87872T108  2,234,300   SH    4,748    SOLE                  X
TEKELEC                                COM              879101103    638,800   SH   19,164    SOLE                  X
TEKELEC 3.25% 11/2/04 NC3              SBDSC CV 3.25%04 879101AA1 20,000,000  PRN   35,600    SOLE                  X
THERMA-WAVE, INC.                      COM              88343A108     57,750   SH      809    SOLE                  X
TIBCO SOFTWARE, INC.                   COM              88632Q103    135,000   SH    6,472    SOLE                  X
TICKETMASTER ONLINE-CITYSEARCH         CL B             88633P203    971,700   SH    8,138    SOLE                  X
TJX COMPANIES, INC.                    COM              872540109  1,652,400   SH   45,854    SOLE                  X
TRUE NORTH COMMUNICATIONS, INC         COM              897844106    360,100   SH   15,304    SOLE                  X
VESTCOM INTERNATIONAL, INC.            COM              924904105  1,150,700   SH    2,086    SOLE                  X
VIDAMED, INC.                          COM              926530106  2,572,400   SH      199    SOLE                  X
VIGNETTE CORP.                         COM              926734104    132,800   SH    2,390    SOLE                  X
YAHOO! INC.                            COM              984322106     95,000   SH    2,866    SOLE                  X